                                RULE 24F-2 NOTICE

                           THE SEVEN SEAS SERIES FUND
                                  909 A STREET
                            TACOMA, WASHINGTON  98402
                        (NAME AND ADDRESS OF REGISTRANT)

                              1933 ACT NO. 33-19229


i.   Fiscal year for which the notice is filed:                   8/31/95
                                                                ------------

ii.  The number or amount of securities of the
     same class or series, if any, which had been
     registered under the Securities Act of 1933
     other than pursuant to Rule 24f-2 but which
     remained unsold at 9/1/93, the beginning of
     the Registrant's fiscal year:                                  -0-
                                                                -----------
iii. The number or amount of securities, if any,
     registered during the fiscal year of this
     notice other than pursuant to Rule 24f-2:                      -0-
                                                                -----------

iv.  The number or amount of securities sold
     during the fiscal year for which this notice is filed (exclusive of shares issued upon reinvestment of dividends):

-------------------------------------------------------------------------------
     FUND                          NUMBER OF SHARES          AMOUNT SOLD
-------------------------------------------------------------------------------
The Seven Seas Series
Money Market Fund                   31,138,940,091          31,138,940,091
-------------------------------------------------------------------------------
The Seven Seas Series US
Government Money
Market Fund                          5,109,979,137           5,109,979,137
-------------------------------------------------------------------------------
The Seven Seas Series
Short Term Government
Securities Fund                          1,898,412              18,142,586
-------------------------------------------------------------------------------
The Seven Seas Series
Matrix Equity Fund                       6,774,979              84,324,212
-------------------------------------------------------------------------------
The Seven Seas Series
S&P 500 Index Fund                      29,817,446             349,805,925
-------------------------------------------------------------------------------
The Seven Seas Series
Yield Plus Fund                        144,902,377           1,447,298,600
-------------------------------------------------------------------------------
The Seven Seas Series
Small Cap Fund                           1,602,127              20,263,993
-------------------------------------------------------------------------------

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-------------------------------------------------------------------------------
     FUND                          NUMBER OF SHARES          AMOUNT SOLD
-------------------------------------------------------------------------------
The Seven Seas Series
International Pacific Index
Fund                                          None                    None
-------------------------------------------------------------------------------
The Seven Seas Series
Bond Market Fund                              None                    None
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Money Market
Fund                                   775,196,955             775,196,955
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Obligations Fund                     None                    None
-------------------------------------------------------------------------------
The Seven Seas Series
Growth and Income Fund                   2,456,856              26,579,867
-------------------------------------------------------------------------------
The Seven Seas Series
Intermediate Fund                        2,311,647              21,578,927
-------------------------------------------------------------------------------
The Seven Seas Series
Prime Money Market Fund              4,335,495,297           4,335,495,297
-------------------------------------------------------------------------------
The Seven Seas Series
Emerging Markets Fund                    4,945,295              49,529,291
-------------------------------------------------------------------------------
The Seven Seas Series Tax
Free Money Market Fund                  79,000,157              79,000,157

-------------------------------------------------------------------------------

The Seven Seas Series
Active International Fund                2,340,535              24,359,411
-------------------------------------------------------------------------------
The Seven Seas Series
Real Estate Equity Fund                       None                    None
-------------------------------------------------------------------------------
Total                               41,635,661,311          43,480,494,449
-------------------------------------------------------------------------------

v.   The number or amount of securities
     sold during the fiscal year for which
     this notice is filed (exclusive of shares issued upon reinvestment of dividends) in reliance upon registration pursuant to Rule 24f-2:
     (See Attachment A -- Computation
       of Fee)

-------------------------------------------------------------------------------
     FUND                          NUMBER OF SHARES          AMOUNT SOLD
-------------------------------------------------------------------------------
The Seven Seas Series
Money Market Fund                   31,138,940,091         31,138,940,091
-------------------------------------------------------------------------------
The Seven Seas Series US
Government Money
Market Fund                          5,109,979,137          5,109,979,137
-------------------------------------------------------------------------------
The Seven Seas Series
Short Term Government
Securities Fund                          1,898,412             18,142,586
-------------------------------------------------------------------------------
The Seven Seas Series
Matrix Equity Fund                       6,774,979             84,324,212
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The Seven Seas Series
S&P 500 Index Fund                      29,817,446            349,805,925
-------------------------------------------------------------------------------
The Seven Seas Series
Yield Plus Fund                        144,902,377           1,447,298,600
-------------------------------------------------------------------------------
The Seven Seas Series
Small Cap Fund                           1,602,127              20,263,993
-------------------------------------------------------------------------------
The Seven Seas Series
International Pacific Index
Fund                                          None                    None
-------------------------------------------------------------------------------
The Seven Seas Series
Bond Market Fund                              None                    None
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Money Market
Fund                                   775,196,955             775,196,955
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Obligations Fund                     None                    None
-------------------------------------------------------------------------------
The Seven Seas Series
Growth and Income Fund                   2,456,856              26,579,867

-------------------------------------------------------------------------------
The Seven Seas Series
Intermediate Fund                        2,311,647              21,578,927
-------------------------------------------------------------------------------
The Seven Seas Series
Prime Money Market Fund              4,335,495,297           4,335,495,297
-------------------------------------------------------------------------------
The Seven Seas Series
Emerging Markets Fund                    4,945,295              49,529,291
-------------------------------------------------------------------------------
The Seven Seas Series Tax
Free Money Market Fund                  79,000,157              79,000,157
-------------------------------------------------------------------------------
The Seven Seas Series
Active International Fund                2,340,535              24,359,411
-------------------------------------------------------------------------------
The Seven Seas Series
Real Estate Equity Fund                       None                    None
-------------------------------------------------------------------------------
Total                               41,635,661,311          43,480,494,449
-------------------------------------------------------------------------------

DATED this 20th day of October, 1995.


                                        /s/ Deedra S. Walkey
                                        --------------------
                                        Deedra S. Walkey
                                        Assistant Secretary

                                  ATTACHMENT A

                               COMPUTATION OF FEE

The Investment Company had aggregate net sales during the fiscal year for which this Rule 24f-2 Notice is filed (exclusive of shares issued upon reinvestment of dividends) of $728,560,055, broken down as follows:

-------------------------------------------------------------------------------
     FUND                     AGGREGATE VALUE          AGGREGATE VALUE
                              OF SHARES ISSUED            OF SHARES
                                                          REDEEMED
-------------------------------------------------------------------------------
The Seven Seas Series
Money Market Fund             31,138,940,091           31,544,686,201
-------------------------------------------------------------------------------
The Seven Seas Series US
Government Money
Market Fund                    5,109,979,137            4,884,849,553
-------------------------------------------------------------------------------
The Seven Seas Series
Short Term Government
Securities Fund                   18,142,586               44,980,252
-------------------------------------------------------------------------------
The Seven Seas Series
Matrix Equity Fund                84,324,212               46,960,749
-------------------------------------------------------------------------------
The Seven Seas Series
S&P 500 Index Fund               349,805,925              238,399,448
-------------------------------------------------------------------------------
The Seven Seas Series
Yield Plus Fund                1,447,298,600            1,431,005,341
-------------------------------------------------------------------------------
The Seven Seas Series
Small Cap Fund                    20,263,993               25,970,412
-------------------------------------------------------------------------------
The Seven Seas Series
International Pacific Index
Fund                                    None                     None
-------------------------------------------------------------------------------
The Seven Seas Series
Bond Market Fund                        None                     None
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Money Market Fund       775,196,955              771,685,207
-------------------------------------------------------------------------------
The Seven Seas Series US
Treasury Obligations Fund               None                     None
-------------------------------------------------------------------------------
The Seven Seas Series
Growth and Income Fund            26,579,867               15,074,592
-------------------------------------------------------------------------------
The Seven Seas Series
Intermediate Fund                 21,578,927               10,162,056
-------------------------------------------------------------------------------
The Seven Seas Series
Prime Money Market Fund        4,335,495,297            3,693,566,301
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
     FUND                          AGGREGATE VALUE          AGGREGATE VALUE
                                   OF SHARES ISSUED            OF SHARES
                                                               REDEEMED
-------------------------------------------------------------------------------
The Seven Seas Series
Emerging Markets Fund                   49,529,291                7,304,860
-------------------------------------------------------------------------------
The Seven Seas Series Tax
Free Money Market Fund                  79,000,157               36,997,522
-------------------------------------------------------------------------------
The Seven Seas Series
Active International Fund               24,359,411                  291,900
-------------------------------------------------------------------------------
The Seven Seas Series
Real Estate Equity Fund                       None                     None
-------------------------------------------------------------------------------
Total                               43,480,494,449           42,751,934,394
-------------------------------------------------------------------------------

Accordingly, the Investment Company's filing fee amounts to $251,227.61(1), as calculated under Section 6(b) of the Securities Act of 1933.



-----------------------------
(1) In response to Rule 24f-2(c) under the 1940 Act: the actual aggregate sale price of securities sold in reliance of Rule 24f-2 during the previous fiscal year was $43,480,494,449; the actual aggregate redemption or repurchase price of securities redeemed or repurchased during the previous fiscal year was $42,751,934,394. Accordingly, the filing fee payable equals $43,480,494,449 - 42,751,934,394 = 728,560,055 / 2,900 = $251,227.61.